Shareholder Report, Line Graph (Details) B027629_Direxion Daily XOM Bull 2X Shares_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Apr. 23, 2025	Oct. 31, 2025
Direxion Daily XOM Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name		Direxion Daily XOM Bull 2X Shares NAV
Accumulated Value	$ 10,000	$ 10,707
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000	$ 13,019
Exxon Mobil Corporation [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Exxon Mobil Corporation
Accumulated Value	$ 10,000	$ 10,560